Right-of-Use Assets	6 Months Ended
Jun. 30, 2023
Right-of-Use Assets [Abstract]
RIGHT-OF-USE ASSETS
7	RIGHT-OF-USE ASSETS

RM
Cost
At January 1, 2022	-
Additions	952,191
At December 31,2022	952,191
Additions	-
At June 30, 2023	952,191

Accumulated depreciation
At January 1, 2022	-
Depreciation for the period	238,048
At December 31, 2022	238,048
Depreciation for the period	158,698
At June 30, 2023	396,746

Carrying amount as of December 31, 2022	714,143
Carrying amount as of June 30, 2023	555,445
Carrying amount as of June 30, 2023 (USD)	118,992